Accounts Receivable - Summary of trade receivables (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	$ 77,350,250	$ 346,379,574
Receivable from investment banking services [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	21,976,920	66,740,188
Receivable from brokers and clearing house [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	19,864,662	261,329,847
Clients' receivables [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	$ 35,508,668	$ 18,309,539